Balance Sheet Components - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketwise, LLC
Property, Plant and Equipment [Line Items]
Other current assets	$ 2,087	$ 1,889	$ 1,070